207 774-1200 main 207 774-1127 facsimile bernsteinshur.com 100 Middle Street PO Box 9729 Portland, ME 04104-5029

VIA EDGAR

January 28, 2015

Ms. Catherine C. Gordon

Senior Counsel

U.S. Securities and Exchange Commission

Washington, D.C. 20549

RE:	Cross Shore Discovery Fund (“Fund”)
File No. 811-22976/333-196691

Dear Ms. Gordon:

On behalf of the above-referenced fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment to the Fund’s Registration Statement on Form N-2 (the “Registration Statement”), including the exhibits thereto, which amendment constitutes Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act and Amendment No. 2 to the Registration Statement under the Investment Company Act (the “Amendment”). The Amendment has been tagged to indicate paragraphs that include changes made to the Fund’s Pre-Effective Amendment No. 1 to the Registration Statement, which was filed with the Commission on December 29, 2014 (accession number 0001193125-14-455719). This filing is made to incorporate: (1) updates in response to comments received from the staff of the Commission by phone; (2) updates to the Plan of Distribution section of the Prospectus to provide information regarding compensation payable to the Fund’s distributor and other potential selling agents; and (2) certain other updates.

BERNSTEIN, SHUR, SAWYER & NELSON, P.A. | Portland, ME | Augusta, ME | Manchester NH

January 28, 2015

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7295.

Kind regards,

/s/ Leslie K. Klenk

Leslie K. Klenk, Esq.

cc:	Neil Kuttner, Cross Shore Discovery Fund